Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000032051 | Roku, Inc.
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000032051 | Palantir Technologies, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000032051 | Netflix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000032051 | Rocket Lab Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000032051 | Arista Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000032051 | Toast, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000032051 | Domo, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000032051 | MongoDB, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000032051 | SoFi Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000032051 | Uber Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000032051 | Other Net Cash
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000032051 | Giant Cap (More than $25B)
Holdings [Line Items]
Percent of Net Asset Value	68.50%
C000032051 | Large Cap ($5-$25B)
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000032051 | Small Cap (less than $1B)
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000032051 | Micro Cap (less than $250M)
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000032051 | Mid Cap ($1-$5B)
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000032051 | Net Cash
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000032051 | United States and Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	96.30%
C000032051 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000032051 | Computers
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000032051 | Electric
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000032051 | Electronics
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000032051 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000032051 | Commercial Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000032051 | Financial
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000032051 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000032051 | Defense & Aerospace
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000032051 | Software
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000032051 | Internet
Holdings [Line Items]
Percent of Net Asset Value	36.40%
C000032051 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000052080 | Bloom Energy Corp.,
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000052080 | Quanta Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000052080 | Oklo, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000052080 | Corning, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000052080 | ABB, Ltd. - SP
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000052080 | ON Semiconductor Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000052080 | Vestas Wind Systems A.S.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000052080 | BWX Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000052080 | Axcelis Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000052080 | GE Vernova, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000052080 | Other Net Cash
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000052080 | Giant Cap (More than $25B)
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000052080 | Large Cap ($5-$25B)
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000052080 | Small Cap (less than $1B)
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000052080 | Micro Cap (less than $250M)
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000052080 | Mid Cap ($1-$5B)
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000052080 | Net Cash
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000052080 | United States and Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	83.80%
C000052080 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000052080 | Electric
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000052080 | Electronics
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000052080 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000052080 | Commercial Services
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000052080 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000052080 | Environmental Control
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000052080 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000052080 | Building Materials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000052080 | Energy
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000052080 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000052080 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000052080 | Spain
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000052080 | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000052080 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000052080 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000052080 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.90%